Cover	Jun. 09, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 09, 2026
Entity File Number	001-43330
Entity Registrant Name	FutureCorp Space Acquisition 1
Entity Central Index Key	0002131853
Entity Tax Identification Number	98-1935958
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	8605 Santa Monica Blvd.
Entity Address, Address Line Two	#54207
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90069
City Area Code	213
Local Phone Number	524-9594
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	FTRAU
Security Exchange Name	NYSE
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	FTRA
Security Exchange Name	NYSE
Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	FTRAUW
Security Exchange Name	NYSE